Income Taxes (Details) - Schedule of reconciliation of the statutory rate to the effective tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the statutory rate to the effective tax rate [Abstract]
Tax computed on the loss before tax at a tax rate of (21.0% and 22.0% for the years ended December 31, 2021 and 2020 respectively)	$ (5,568)	$ (1,412)
Foreign rate differential	(210)	4
Non-deductible expenses, share-based payments	523	135
Non-deductible expenses, other	905	151
Tax value of derivative warrants	(438)	(491)
Special tax deduction on research and development expenses	(464)	(323)
Loss offset to research and development incentive	682	708
Other adjustments	60	(123)
Adjustment of tax concerning previous years	134	3
Change in valuation allowance	4,322	1,546
Transaction costs	187
Effective tax rate	$ 133	$ 198